Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Face Value, Net Carrying Value and Fair Value of Secured and Unsecured Notes

The table below sets out the face value, net carrying value and fair value of Alion’s Secured and Unsecured Notes. The fair values disclosed below are based on quoted market prices for Alion’s outstanding notes. This is a Level 2 measurement.

	March 31, 2014		September 30, 2013
	(In thousands)
	Secured Notes	Unsecured Notes	Secured Notes	Unsecured Notes
Face value of original notes outstanding	$310,000	$235,000	$310,000	$235,000
PIK interest notes issued	23,086	—	19,788	—

Face value of outstanding notes	$333,086	$235,000	$329,788	$235,000
PIK interest notes to be issued	2,777	—	2,748	—

Face value of notes outstanding and notes to be issued	$335,863	$235,000	$332,536	$235,000
Less: unamortized debt issue costs	(5,556)	(756)	(10,250)	(1,168)

Carrying value	$330,307	$234,244	$322,286	$233,832

Fair value of outstanding notes	$335,770	$167,846	$335,295	$151,928

The table below sets out the face value, net carrying value and fair value of Alion’s Secured and Unsecured Notes. The fair values disclosed below are based on quoted market prices for Alion’s outstanding notes. This is a Level 2 measurement.

	September 30, 2013		September 30, 2012
	(In thousands)
	Senior Secured Notes	Senior Unsecured Notes	Senior Secured Notes	Senior Unsecured Notes
Face value of original notes outstanding	$310,000	$235,000	$310,000	$245,000
PIK interest notes issued	19,788	—	13,293	—

Face value of outstanding notes	$329,788	$235,000	$323,293	$245,000
PIK interest notes to be issued	2,748	—	2,692	—

Face value of notes outstanding and notes to be issued	$332,536	$235,000	$325,985	$245,000
Less: unamortized debt issue costs	(10,250)	(1,168)	(19,483)	(2,077)

Carrying value	$322,286	$233,832	$306,502	$242,923

Fair value of outstanding notes	$335,295	$151,928	$303,598	$141,605